Inventories (Details) - CAD ($)	May 31, 2025	Aug. 31, 2024
Inventories
Raw materials	$ 5,683,077	$ 5,456,935
Work-in-process	684,114	383,968
Finished goods	740,127	368,384
Total current inventories	$ 7,107,318	$ 6,209,287